(Losses)/earnings per share	6 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended		Six Months Ended
	December 31, 2018 Cents	December 31, 2017 Cents	December 31, 2018 Cents	December 31, 2017 Cents
(Losses)/earnings per share
(in cents)
(a) Basic (losses)/earnings per share
From continuing operations attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46
Total basic (losses)/earnings per share attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46

(b) Diluted (losses)/earnings per share
From continuing operations attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46
Total basic (losses)/earnings per share attributable to the ordinary equity holders of the company	(5.00)	2.91	(9.08)	1.46

(c) Reconciliation of (losses)/earnings used in calculating (losses)/earnings per share
(in U.S. dollars, in thousands)
Basic (losses)/earnings per share
(Losses)/earnings attributable to the ordinary equity holders of the company used in calculating basic (losses)/earnings per share:
From continuing operations	(24,604)	13,703	(44,103)	6,681

Diluted (losses)/earnings per share
(Losses)/earnings from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses)/earnings per share	(24,604)	13,703	(44,103)	6,681
(Losses)/earnings attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(24,604)	13,703	(44,103)	6,681

	Three Months Ended		Six Months Ended
	December 31, 2018 (in shares)	December 31, 2017 (in shares)	December 31, 2018 (in shares)	December 31, 2017 (in shares)
Weighted average number of ordinary shares used as the denominator in calculating basic (losses)/earnings per share	491,760,046	471,205,385	485,602,719	457,658,570
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted (losses)/earnings per share	491,760,046	471,447,464	485,602,719	457,973,954

Options granted to employees and shares that may be paid as contingent consideration are considered to be potential ordinary shares. These have been excluded from the basic loss/earnings per share calculation in the three and six months ended December 31, 2018 and 2017. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the three and six months ended December 31, 2018 and have been considered and only included in the diluted earnings per share calculation to the extent they are dilutive in the three and six months ended December 31, 2017.

The calculations for the six months ended December 31, 2017 have been adjusted to reflect the bonus element in the entitlement offer to existing eligible shareholders which occurred during September 2017.